Revenue	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Revenue
20.                 Revenue
i)                   Revenue streams

	2024	2023	2022
(in $ millions)	$	$	$
Deliveries	1,493	1,310	724
Mobility	1,047	871	643
Financial services	253	177	64
Others	4	1	2
	2,797	2,359	1,433
Deliveries revenue comprises fees earned from driver-partners, merchant-partners and consumers for connecting driver-partners and merchant-partners with consumers to facilitate delivery of a variety of daily necessities, including ready-to-eat meals and groceries, as well as point-to-point parcel delivery. Deliveries revenue also includes delivery fees charged to consumers in certain markets where the Group is responsible for delivery services, income earned from the sale of a variety of daily necessities through the operation of a chain of physical stores in certain markets, and advertising revenue arising from promoted listings and banner advertisements, enabling merchant-partners to promote their businesses on the Grab platform.
Mobility revenue comprises fees earned from driver-partners and consumers for connecting consumers with transportation rides provided by driver-partners across a variety of multi-modal mobility options, and advertising revenue arising from online and offline advertising solutions which include in-car product placements and mobile billboards. Mobility revenue also includes rental income from the leasing of motor vehicles to driver-partners of $168 million (2023: $146 million; 2022: $126 million) (refer to Note 25), who typically use the vehicles to offer services through the Grab platform.
Financial services revenue predominantly comprises interest earned on loans and advances provided to merchant-partners, driver-partners and consumers, interest earned on unsecured retail loans and investment securities through the digital banking business, insurance distribution offerings, fees earned from digital payment processing services charged to merchant-partners primarily based on the net value payments successfully completed through the Grab platform, and associated advertising revenue.
ii)                  Geographic information

	2024	2023	2022
(in $ millions)	$	$	$
Indonesia	643	605	275
Malaysia	816	673	509
Philippines	265	200	125
Singapore	578	480	302
Thailand	252	205	109
Vietnam	228	185	108
Rest of Southeast Asia	15	11	5
	2,797	2,359	1,433
iii)                 Major customers
Considering our service offerings to a wide range of customers across multiple geographic locations, no significant portion of our revenue recognized can be attributed to a particular customer or group of customers.